                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-effective Amendment No. 9
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 10

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
             (Address of Depositor's Principal Executive Offices)
                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)
                Rex Hemme                        Jerry L. Adams
          Vice President, Actuary           Greer, Herz & Adams, L.L.P.
      American National Insurance Company  With copy to:  One Moody Plaza
            One Moody Plaza                   Galveston, Texas 77550
         Galveston, Texas  77550
                    (Name and Address of Agent for Service)
================================================================================
Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on _____ for the Registrant's fiscal year ending December 31, 1998.
================================================================================
It is proposed that this filing will become effective (check appropriate box):
[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[_]  on (date) pursuant to paragraph (b) of Rule 485
[X]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]  on (date) pursuant to paragraph (a)(i) of Rule 485
[_]  75 days after filing pursuant to paragraph (a)(ii) of rule 485
[_]  on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Contracts

                                INVE$TRAC GOLD
                          VARIABLE ANNUITY CONTRACTS
                                   Issued by
                      AMERICAN NATIONAL INSURANCE COMPANY
                         HOME OFFICE - One Moody Plaza
                          Galveston, Texas 77550-7999
                                1-800-306-2959

                              P R O S P E C T U S
                                  May 1, 1999

This prospectus describes

 .    a flexible purchase payment deferred annuity contracts
 .    a single purchase payment immediate annuity contract

You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of mutual fund portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

 .    American National Fund                 .    Index 500 Portfolio
     .    Growth Portfolio                  .    Contrafund Portfolio
     .    Managed Portfolio                 .    Asset Manager: Growth Portfolio
     .    Balanced Portfolio                .    Growth Opportunities Portfolio
     .    Money Market Portfolio            .    Growth and Income Portfolio
                                            .    Balanced Portfolio
 .    Fidelity Funds                         .    Mid-Cap Growth Portfolio
     .    Equity Income Portfolio
     .    High Income Portfolio
     .    Growth Portfolio             .    T. Rowe Price Funds
     .    Overseas Portfolio                .    Equity Income Portfolio
     .    Money Market Portfolio            .    Mid-Cap Growth Portfolio
     .    Investment Grade Bond Portfolio   .    International Stock Portfolio
     .    Asset Manager Portfolio
This prospectus contains information that you should know before purchasing a contract. Additional information about the Contracts is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page _____ of this prospectus.

This prospectus is valid only when accompanied by current prospectuses or prospectus profiles for the American National Fund, the Fidelity Funds and the
T. Rowe Price Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contracts involve investment risk, including possible loss of principal.

     Please Read This Prospectus Carefully and Keep It For Future Reference

TABLE OF CONTENTS

                                                                            Page

Glossary

Introduction

 What is the Purpose of the Contracts?

 What are my Investment Options?

 How Do I Purchase a Contract?

 How Do I Allocate Purchase Payments?

 Can I Transfer Amounts Between the

  Investment Alternatives?

 What are the Death Benefits Under the Contracts?

 Can I Get My Money If I Need It?

 How Can I Receive Annuity Payments?

 What are the Charges and Deductions

 Under the Contract?

 What are the Tax Consequences Associated

  With the Contracts?

 If I Have Questions, Where Can I Go?

Contractowner Transaction Expenses

 Sales Load as a percentage of Purchase Payments

 Deferred Sales Load ("Surrender Charge")

 Expenses During the Annuity Period

Accumulation Unit Values

Contracts

 Types of Contracts

 Contract Application and Purchase Payments

 Allocation of Purchase Payments

 Crediting of Accumulation Units

 Allocation of Charges and Other Deductions to the

  Subaccounts and the Fixed Account

 Determining Accumulation Unit Values

 Transfers Before Annuity Date

Charges and Deductions

 Charges and Deductions Before Annuity Date

 Charges and Deductions During the Annuity Period

 Exceptions to Charges

Distributions Under the Contract

Distributions Before Annuity Date

 Surrenders

 Systematic Withdrawal Program

 Policy Loans in Qualified Deferred Annuity Contracts

 Death Benefit Before Annuity Date

Distributions During the Annuity Period

 Election of Annuity Date and Form of Annuity

 Allocation of Benefits

                                                                Page
 Annuity Options

 Value of Variable Annuity Payments:

 Assumed Investment Rates

 Annuity Provisions

The Company, Separate Account,

Funds and Fixed Account

 American National Insurance Company

 The Separate Account

 The Funds

 Changes in Investment Options

Fixed Account

Federal Tax Matters

 Introduction

 Tax Status of the Contracts

 Taxation of Annuities in General

 Withdrawals

 Penalty Tax

 Annuity Payments

 Taxation of Death Benefit Proceeds

 Transfers or Assignments of a Contract

 Required Distributions

 Withholding

 Multiple Contracts

 Exchanges

 Taxation of Qualified Contracts

 Possible Changes in Taxation

 All Contracts

Performance

Distributor of the Contracts

Legal Matters

Legal Proceedings

Experts

Additional Information

Financial Statements

Table of Contents of

Statement of Additional Information

GLOSSARY

Accumulation Period               The time between the date Accumulation Units
                                  are first purchased by us and the earliest of
                                  (1) the Annuity Date; (2) the date the
                                  Contract is surrendered; or (3) the date of the Contractowner's death.

Accumulation Unit                 A unit used by us to calculate a Contract's
                                  value during the Accumulation Period.

Accumulation Value                The sum of (1) the value of your Accumulation
                                  Units; (2) value in the Fixed Account; and (3) contract value which secures policy loans.

American National Fund            American National Investment Accounts, Inc.

Annuitant                         The person or persons who will receive annuity
                                  payments involving life contingencies.

Annuity Date                      The date annuity payments begin.

Annuity Period                    The time during which annuity payments are
                                  made.

Annuity Unit                      A unit used by us to calculate the dollar
                                  amount of annuity payments.

Company ("we", "our" or "us" )    American National Insurance Company

Contract                          A contract described in this Prospectus.

Contractowner ("You" or "Your")   Unless changed by notice to us,  the
                                  Contractowner is as stated in the application.

Contract Anniversary              An anniversary of the date the Contract was
                                  issued.

Contract Year                     A one-year period commencing on either the
                                  date of issue or a Contract Anniversary.

Deferred Annuity Contract         A Contract in which annuity payments commence
                                  at some future date.

Eligible Portfolio                A Portfolio which corresponds to a subaccount.

Fidelity Funds                    Variable Insurance Products Fund, Variable
                                  Insurance Products Fund II and Variable
                                  Insurance Products Fund III.

Fixed Account                     A part of our General Account which will
                                  accumulate interest at a fixed rate.

General Account                   All of our assets except those segregated in
                                  separate accounts.

Immediate Annuity                 A Contract which provides immediate annuity
                                  payments.

Non-Qualified Contract            A Contract issued in connection with a
                                  retirement plan that does not receive
                                  favorable tax treatment under the Internal
                                  Revenue Code.

Portfolio                         A series of a mutual fund designed to meet
                                  specified investment objectives.

Purchase Payment                  A payment made to us during the Accumulation
                                  Period less any premium tax charges.

Qualified Contract                A Contract issued in connection with a
                                  retirement plan that receives favorable tax treatment under the Internal Revenue Code.

T. Rowe Price Funds               T. Rowe Price Equity Series, Inc. and T. Rowe
                                  Price International Series, Inc.

Valuation Date                    The close of business on each day the New York
                                  Stock Exchange is open for regular trading.

Valuation Period                  The period between Valuation Dates.

Variable Annuity                  An annuity with payments that vary in dollar
                                  amount.

INTRODUCTION

What is the Purpose of the Contracts?

     The Contracts allow you to accumulate funds, on a tax-deferred basis, at rates that reflect the performance of investments you choose. You should use the Contracts for retirement planning or other long-term goals.

What are my Investment Options?

     You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .    AN Money Market                     .    VIP Overseas

 .    AN Growth                           .    VIP II Contrafund

 .    AN Balanced                         .    VIP II Asset Manager: Growth

 .    AN Managed                          .    VIP III Growth Opportunities

 .    VIP II Investment Grade Bond        .    VIP III Growth and Income

 .    VIP II Asset Manager                .    VIP III Balanced

 .    VIP II Index 500                    .    VIP III Mid-Cap Growth

 .    VIP Money Market                    .    T. Rowe Price Equity Income

 .    VIP Equity-Income                   .    T. Rowe Price Mid-Cap Growth

 .    VIP High Income                     .    T. Rowe Price International Stock

 .    VIP Growth

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "The Funds" beginning on page ____.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

     You can also invest in our Fixed Account.

How Do I Purchase a Contract?

     You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. The minimum and maximum amounts of Purchase Payments vary depending upon the type of Contract purchased. (See "Contract Application and Purchase Payments," page ____.)

     For a limited time, usually ten days after you receive your Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page _____.)

     The contracts are not available in some states. You should rely only on the information contained in this prospectus or to which you have been referred. We have not authorized anyone to provide you with information that is different.

How Do I Allocate Purchase Payments?

     You can allocate your Purchase Payments among the 21 currently available subaccounts and the Fixed Account. You cannot allocate less than 10% of a Purchase Payment to any one investment option.

Can I Transfer Amounts Between the Investment Alternatives?

     You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page ____ for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted.
(See "Allocation of Benefits" on page ____ for additional limitations.)

     Before the Annuity Date, the first twelve transfers each Contract Year among the subaccounts or to the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

     You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

     You can make allocation changes in writing or by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we follow those procedures, we will not be liable for losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those procedures.

What are the Death Benefits Under the Contracts?

     If you or the Annuitant die before the Annuity Date, the death benefit for Deferred Annuity Contracts will be at least the amount of the Accumulation Value less policy debt on the date notice of death is received at our home office.
The death benefit may be more. (See "Death Benefit Before Annuity Date" on page ____.)

     Policy debt is the amount of all unpaid policy loans plus accrued interest.

     For the Immediate Annuity Contract, and after the Annuity Date for Deferred Annuity Contracts, death benefits, if any, depend upon the annuity option selected. (See Annuity Options at page ____).

Can I Get My Money If I Need It?

     By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from Contracts qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See "Qualified Contracts" under "Federal Tax Matters" at page ___.)

     You can also make policy loans in Qualified Deferred Annuity Contracts. (See "Policy Loans in Qualified Deferred Annuity Contracts" on page ____.)

How Can I Receive Annuity Payments?

     You can choose from a number of annuity payment options, which include

 .    monthly payments for a number of years

 .    payments for life

 .    payments made jointly

     You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See Annuity Options, page ____.)

What are the Charges and Deductions Under the Contract?

     We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn. We also charge a daily distribution expense charge to cover sales or distribution expenses not covered by surrender charges. Such expense charge equals, on an annual basis, 0.05% of the Contract's daily Accumulation Value.

     You will also be charged an annual contract fee of $25 on Non-Qualified Contracts and $30 on Qualified Contracts.

     We charge a daily amount equal, on an annual basis, to 1.25% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

     We also charge a daily administration fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

     Additional charges may be made by us for premium taxes when incurred.

What are the Tax Consequences Associated with the Contracts?

     You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a deferred Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

     Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

     You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract. (See Federal Tax Matters, page ____.)

If I Have Questions, Where Can I Go?

     If you have any questions about the Contracts, you can contact your registered representative or write or call us.

CONTRACTOWNER TRANSACTION EXPENSES

The following table summarizes the charges we will make before the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page ____.

For information concerning the fees and expenses charged during the Annuity Period, including the fees and expenses charged in connection with Immediate Annuity Contracts, see "Expenses During the Annuity Period", page ___.

Sales Load as a percentage of Purchase Payments    0%

Deferred Sales Load ("Surrender Charge")

 .    Free Withdrawal Amount

     In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase Payments free (the "Free Withdrawal Amount"). The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

     When you make a withdrawal, we will calculate the percentage such withdrawal is of your Accumulation Value. We will reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value part) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

     Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

     . Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

     . Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

 .    Calculation of Surrender Charges

     Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:


           Contract Years Since
                Purchase         Applicable Surrender Charge
                Payment                     as a
                 Made                    Percentage

                   1                         7.0
                   2                         7.0
                   3                         6.0
                   4                         5.0
                   5                         4.0
                   6                         3.0
                   7                         2.0
            8 and thereafter                 0.0

                                      Non-qualified             Qualified
                                        Deferred                Deferred
                                         Annuity                 Annuity

Exchange Fee                              $  10                   $  10
(there is no exchange fee for
  the first 12 transfers)
Annual Contract Fee                       $  25                   $  30

Separate Account Annual Expenses
(as percentage of average net assets)
Mortality Risk Fees                        0.80%                   0.80%
Expense Risk Fees                          0.45%                   0.45%
Administrative Asset Fees                  0.10%                   0.10%
Distribution Expense Charge                0.05%                   0.05%
Total Separate Account
  Annual Expenses                          1.40%                   1.40%


                   ************ADD INFORMATION FOR**********
                ***NEW FIDELITY AND T. ROWE PRICE PORTFOLIOS***

AN Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after
  reimbursement * **                           0.14%   0.14%
Other Expenses                                 0.73%   0.73%
Total AN Money Market Portfolio
  Annual Expenses                              0.87%   0.87%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.23%.

AN Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after
  reimbursement * **                         0.28%   0.28%
Other Expenses                               0.59%   0.59%
Total AN Growth Portfolio
  Annual Expenses                            0.87%   0.87%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.29%.

AN Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after
  reimbursement * **                         0.10%   0.10%
Other Expenses                               0.80%   0.80%
Total AN Balanced Portfolio
  Annual Expenses                            0.90%   0.90%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.30%.

AN Managed Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after
  reimbursement * **                         0.33%   0.33%
Other Expenses                               0.60%   0.60%
Total AN Managed Portfolio
  Annual Expenses                            0.93%   0.93%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.10%.

** Under its Administrative Service Agreement with the American National Fund, Securities Management and Research, Inc. ("SM&R"), the American National Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the American National Fund effective May 1, 1994 until April 30, 1999, pursuant to which SM&R has agreed to reimburse the AN Money Market Portfolio and the AN Growth Portfolio for expenses in excess of
 .87%; the AN Balanced Portfolio for expenses in excess of .90% and the AN Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

VIP II Investment Grade Bond
 Portfolio Annual Expenses
(as a percentage of average
 net assets)
Management Fees                              0.44%   0.44%
Other Expenses                               0.14%   0.14%
Total VIP II Investment
 Grade Bond
  Portfolio Annual Expenses                  0.58%   0.58%
VIP II Asset Manager
 Portfolio Annual Expenses
(as a percentage of average
 net assets)
Management Fees                              0.55%   0.55%
Other Expenses                               0.10%   0.10%
Total VIP II Asset Manager
 Portfolio
  Annual Expenses                            0.65%   0.65%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .55%, .20% and .75% respectively.

VIP II Index 500 Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.24%   0.24%
Other Expenses                               0.04%   0.04%
Total VIP II Index 500 Portfolio
  Annual Expenses *                          0.28%   0.28%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee,other expenses and total expenses would have been 0.27%, 0.13% and.0.40%, respectively.

VIP Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.21%   0.21%
Other Expenses                               0.10%   0.10%
Total VIP Money Market Portfolio
  Annual Expenses                            0.31%   0.31%
VIP Equity-Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.50%   0.50%
Other Expenses                               0.08%   0.08%
Total VIP Equity-Income Portfolio
  Annual Expenses*                           0.58%   0.58%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .50%, .18% and .68% respectively.

VIP High Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.59%   0.59%
Other Expenses                               0.12%   0.12%
Total VIP High Income Portfolio
Annual Expenses*                             0.71%   0.71%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .59%, .22% and .81% respectively.

VIP Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.60%   0.60%
Other Expenses                               0.09%   0.09%
Total VIP Growth Portfolio
  Annual Expenses*                           0.69%   0.69%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .60%, .19% and .79% respectively.

VIP Overseas Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.75%   0.75%
Other Expenses                               0.17%   0.17%
Total VIP Overseas Portfolio
  Annual Expenses*                           0.92%   0.92%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .75%, .27% and 1.02% respectively.

VIP II Contrafund Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.60%   0.60%
Other Expenses                               0.11%   0.11%
Total VIP II Contrafund Portfolio
  Annual Expenses*                           0.71%   0.71%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .60%, .21% and .81% respectively.

VIP II Asset Manager: Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.60%   0.60%
Other Expenses                               0.17%   0.17%
Total VIP II Asset Manager:
  Growth Portfolio Annual Expenses           0.77%   0.77%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .60%, .27% and .87% respectively.

Example:  Non-qualified Deferred Annuity Contract
   If you surrender your Deferred Annuity Contract at the end of the applicable time period:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5      10
Fund                                              Year   Years   Years   Years
AN Money Market Portfolio                          $88    $130    $163    $263
AN Growth Portfolio                                $88    $130    $163    $263
AN Balanced Portfolio                              $88    $131    $164    $266
AN Managed Portfolio                               $89    $132    $166    $269
VIP II Investment
  Grade Bond Portfolio                             $85    $122    $148    $233
VIP II Asset Manager
  Portfolio                                        $87    $126    $156    $250
VIP II Index 500 Portfolio                         $82    $113    $133    $201
VIP Money Market Portfolio                         $83    $114    $134    $203
VIP Equity-Income Portfolio                        $85    $122    $148    $233
VIP High Income Portfolio                          $86    $126    $155    $246
VIP Growth Portfolio                               $86    $125    $154    $244
VIP Overseas Portfolio                             $89    $132    $166    $269
VIP II Contrafund Portfolio                        $87    $126    $156    $250
VIP II Asset Manager:
  Growth Portfolio                                 $88    $130    $163    $263

If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5      10
Fund                                              Year   Years   Years   Years
AN Money Market Portfolio                          $23    $ 72    $123    $263
AN Growth Portfolio                                $23    $ 72    $123    $263
AN Balanced Portfolio                              $24    $ 73    $124    $266
AN Managed Portfolio                               $24    $ 73    $126    $269
VIP II Investment
  Grade Bond Portfolio                             $20    $ 63    $108    $233
VIP II Asset Manager
  Portfolio                                        $22    $ 68    $116    $250
VIP II Index 500 Portfolio                         $17    $ 54    $ 92    $201
VIP Money Market Portfolio                         $18    $ 54    $ 93    $203
VIP Equity-Income Portfolio                        $20    $ 63    $108    $233
VIP High Income Portfolio                          $22    $ 67    $115    $246
VIP Growth Portfolio                               $21    $ 66    $114    $244
VIP Overseas Portfolio                             $24    $ 73    $126    $269
VIP II Contrafund Portfolio                        $22    $ 68    $116    $250
VIP II Asset Manager:
  Growth Portfolio                                 $23    $ 72    $123    $263

Example:  Qualified Deferred Annuity Contract

If you surrender your Deferred Annuity Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5      10
Fund                                              Year   Years   Years   Years
AN Money Market Portfolio                          $88    $131    $165    $267
AN Growth Portfolio                                $88    $131    $165    $267
AN Balanced Portfolio                              $89    $132    $166    $270
AN Managed Portfolio                               $89    $133    $168    $273
VIP II Investment
  Grade Bond Portfolio                             $86    $123    $151    $237
VIP II Asset Manager
  Portfolio                                        $87    $128    $158    $254
VIP II Index 500 Portfolio                         $83    $114    $136    $206
VIP Money Market Portfolio                         $83    $115    $137    $208
VIP Equity-Income Portfolio                        $86    $123    $151    $237
VIP High Income Portfolio                          $87    $127    $157    $251
VIP  Growth Portfolio                              $87    $126    $156    $249
VIP Overseas Portfolio                             $89    $133    $168    $273
VIP II Contrafund Portfolio                        $87    $128    $158    $254
VIP II Asset Manager:
  Growth Portfolio                                 $88    $131    $165    $267

If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5      10
Fund                                              Year   Years   Years   Years
AN Money Market Portfolio                          $24    $ 73    $125    $267
AN Growth Portfolio                                $24    $ 73    $125    $267
AN Balanced Portfolio                              $24    $ 74    $126    $270
AN Managed Portfolio                               $24    $ 75    $128    $273
VIP II Investment Grade Bond
  Portfolio                                        $21    $ 64    $110    $237
VIP II Asset Manager
  Portfolio                                        $22    $ 69    $118    $254
VIP II Index 500 Portfolio                         $18    $ 55    $ 95    $206
VIP Money Market Portfolio                         $18    $ 56    $ 96    $208
VIP Equity-Income Portfolio                        $21    $ 64    $110    $237
VIP High Income Portfolio                          $22    $ 68    $117    $251
VIP Growth Portfolio                               $22    $ 67    $116    $249
VIP Overseas Portfolio                             $24    $ 75    $128    $273
VIP II Contrafund Portfolio                        $22    $ 69    $118    $254
VIP II Asset Manager:
  Growth Portfolio                                 $24    $ 73    $125    $267

     You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

     The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds, see their Prospectuses.

Expenses During the Annuity Period

     During the Annuity Period, we will charge the Separate Account a mortality and expense risk fee at an annual rate of 1.25%. We will also charge the Separate Account with the expenses of the Eligible Portfolios in which you have invested. At the time you purchase the Immediate Annuity Contract, you will be charged a $100 Contract fee. No other fees or expenses are charged against the Contracts during the Annuity Period.

ACCUMULATION UNIT VALUES

     The value of an Accumulation Unit outstanding throughout the period and the number of Accumulation Units outstanding for each subaccount are shown below.


           ******************ADD INFORMATION FOR*******************
                ***NEW FIDELITY AND T. ROWE PRICE PORTFOLIOS***

                                                         YEAR ENDED DECEMBER 31,
                                                       1998          1997      1996
AN Growth Portfolio
Accumulation unit value at beginning of period      $    1.456   $    1.255   $  0.990
Accumulation unit value at end of period            $    1.731   $    1.456   $  1.255
Number of accumulation units outstanding at
  end of period                                      1,622,115      911,104    326,360

AN Money Market Portfolio
Accumulation unit value at beginning of period      $    1.066   $    1.036   $  1.000
Accumulation unit value at end of period            $    1.101   $    1.066   $  1.036
Number of accumulation units outstanding at
  end of period                                        195,843       32,515     10,421

AN Balanced Portfolio
Accumulation unit value at beginning of period      $    1.254   $    1.136   $  1.000
Accumulation unit value at end of period            $    1.469   $    1.254   $  1.136
Number of accumulation units outstanding at
  end of period                                        558,223      287,278     43,097

                                                         YEAR ENDED DECEMBER 31,
                                                       1998          1997      1996
AN Managed Portfolio
Accumulation unit value at beginning of period      $    1.458   $    1.255   $  0.990
Accumulation unit value at end of period            $    1.758   $    1.458   $  1.255
Number of accumulation units outstanding at
  end of period                                      1,937,161    1,100,338    275,204

Fidelity VIP II Investment Grade Bond
Accumulation unit value at beginning of period      $    1.176   $    1.159   $  1.000
Accumulation unit value at end of period            $    1.263   $    1.176   $  1.159
Number of accumulation units outstanding at
  end of period                                         93,192       72,929     26,194

Fidelity VIPII Asset Manager
Accumulation unit value at beginning of period      $    1.278   $    1.134   $  0.990
Accumulation unit value at end of period            $    1.518   $    1.278   $  1.134
Number of accumulation units outstanding at
  end of period                                        602,425      426,424    332,773

Fidelity VIPII Index 500
Accumulation unit value at beginning of period      $    1.649   $    1.365   $  1.010
Accumulation unit value at end of period            $    2.154   $    1.649   $  1.365
Number of accumulation units outstanding at
  end of period                                      1,753,242      636,107     92,340

Fidelity VIP Money Market
Accumulation unit value at beginning of period      $    1.087   $    1.049   $  1.010
Accumulation unit value at end of period            $    1.127   $    1.087   $  1.049
Number of accumulation units outstanding at
  end of period                                        774,056      179,947    382,247

Fidelity VIP Equity Income Fund
Accumulation unit value at beginning of period      $    1.482   $    1.322   $  1.000
Accumulation unit value at end of period            $    1.869   $    1.482   $  1.322
Number of accumulation units outstanding at
  end of period                                      1,805,034      971,692    301,955

Fidelity VIP High Income Fund
Accumulation unit value at beginning of period      $    1.334   $    1.189   $  1.000
Accumulation unit value at end of period            $    1.546   $    1.334   $  1.189
Number of accumulation units outstanding at
  end of period                                        365,784      259,931    126,513

Fidelity VIP Growth
Accumulation unit value at beginning of period      $    1.513   $    1.341   $  1.010
Accumulation unit value at end of period            $    1.840   $    1.513   $  1.341
Number of accumulation units outstanding at
  end of period                                      1,263,215      895,058    281,102

Fidelity VIP Overseas
Accumulation unit value at beginning of period      $    1.167   $    1.048   $  0.970
Accumulation unit value at end of period            $    1.283   $    1.167   $  1.048
Number of accumulation units outstanding at
  end of period                                        233,047      170,694    147,599

Fidelity VIPII Contra Fund
Accumulation unit value at beginning of period      $    1.355   $    1.157   $  1.000/a/
Accumulation unit value at end of period            $    1.657   $    1.355   $  1.157
Number of accumulation units outstanding at
  end of period                                        748,156      259,582     20,680

Fidelity VIPII Asset Manager Growth
Accumulation unit value at beginning of period      $    1.207   $    1.024   $  1.000/a/
Accumulation unit value at end of period            $    1.487   $    1.207   $  1.024
Number of accumulation units outstanding at
  end of period                                        441,436       34,541     24,995

/a/  Inception date April 28, 1995

CONTRACTS

Types of Contracts

     This Prospectus offers the following two types of Contracts:

 .    DEFERRED ANNUITY CONTRACT - Provides for annuity payments to commence at a future date. You can choose to vary your Purchase Payments or pay a single Purchase Payment. Deferred annuity contracts can be either Qualified or Non-Qualified.

 .    IMMEDIATE ANNUITY CONTRACT - Provides for annuity payments to commence immediately. You can only purchase this type of Contract by making a single Purchase Payment.

Contract Application and Purchase Payments

     To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page ____.) If your application cannot be processed within five days after receipt, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

     You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the VIP Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

     Unless changed by us, Deferred Annuity Contracts require the following minimum Purchase Payments:

 .    Flexible Purchase Payment Deferred Annuity Contracts - $100 minimum initial and subsequent Purchase Payments

 .    Single Purchase Payment Deferred Annuity Contracts - $5,000 minimum single payment

     Unless changed by us, Immediate Annuity Contracts require a $2,000 minimum initial investment.

     Without our approval, the maximum Purchase Payment under a Deferred Annuity Contract is $1,000,000.

     You can make Purchase Payments in a Flexible Purchase Payment Deferred Annuity Contract at such intervals as you desire. You can change the frequency of your Purchase Payments. If you stop making Purchase Payments, you may resume such payments at any time before the Annuity Date.

     The number of changes permitted and the maximum payments allowed under the Internal Revenue Code for Qualified Contracts vary depending on the type of Plan. Failure to comply with those limitations may subject the Contract to adverse tax treatment.

Allocation of Purchase Payments

     After the "free look" period, your Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Crediting of Accumulation Units

     Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

     Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

 .    collect charges
 .    pay surrender value
 .    secure policy loans
 .    provide benefits

     We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.

Determining Accumulation Unit Values

     The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. Accumulation Unit value is calculated on each Valuation Date by:

 .    multiplying the per share net asset value of the corresponding Eligible
     Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 .    subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

 .    dividing by the number of units held in the subaccount on the Valuation
     Date, before the purchase or redemption of any units on that date.

     We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit Value for each subaccount.

Transfers Before Annuity Date

     You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 .    Transfers from subaccounts must be at least $250 or the balance of the subaccount if less.

 .    A subaccount must have a balance of at least $100 after a transfer.

 .    Only one transfer from the Fixed Account can be made and such transfer must be made during the first thirty (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

 .    The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See Exchange Fee, page ____.)

     We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

     Transfers resulting from policy loans will not be subject to a transfer charge. In addition, such policy loans will not be counted for purposes of the limitation on the number of free transfers allowed in each Contract Year.

     We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page ____.

CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BEFORE ANNUITY DATE

Surrender Charge

     Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts. (See "Deferred Sales Load ('Surrender Charge') on page ____.)

Other Charges

     Your Contract is subject to certain other charges:

 .    Administrative Charges

     . An annual contract fee charged at the end of each Contract Year. The fee for Non-Qualified Deferred Annuity Contracts is $25. The fee for Qualified Deferred Annuity Contracts is $30. If a Contract is fully surrendered, a pro rata portion of the fee will be deducted.

     . An administrative asset fee charged daily in Deferred Annuity Contracts at an annual rate of 0.10%.

These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

 .    Premium Taxes

     Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 .         Mortality and Expense Risk Fee

     Annuity payments will not decrease because of adverse mortality experience of annuitants as a class or increases in our actual expenses over expense charges. We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contracts, to the extent that the death benefit exceeds the Accumulation Value.

     For our promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.45% per annum Expense Risk Fee will be assessed daily against the Separate Account. We could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred.

 .         Distribution Expense Charge

     A distribution expense charge is assessed daily to each subaccount to compensate us for the risk that surrender charges may be insufficient to cover the costs of distributing the Contracts. The distribution expense charge is 0.05% annually. If the distribution expense charge is insufficient to cover the actual risk assumed, we will bear the loss. If the charge is more than sufficient, the excess will be a profit to us.

 .         Charges for Taxes

     None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .         Exchange Fee

     A $10.00 exchange fee is charged for transfers among the subaccounts and to the Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. No fee is imposed on transfers as a result of policy loans. There is no charge for one transfer from the Fixed Account permitted each Contract Year.

Deduction of Fees

     Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

CHARGES AND DEDUCTIONS DURING THE ANNUITY PERIOD

     During the Annuity Period, we will charge:

 .    A mortality and expense risk fee at an annual rate of 1.25% against the
     Separate Account
 .    Expenses of the Eligible Portfolios in which you have invested
 .    If you purchase an Immediate Annuity Contract, a $100 Contract fee at the
     time of purchase

     No other fees or expenses are charged against the Contracts during the Annuity Period.

Exceptions to Charges

     We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

     You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

 .    If a partial surrender would leave less than $250 Accumulation Value, the
     Contract must be fully surrendered.

 .    A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account.
     Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

     Accumulation Value available for full or partial surrenders can be determined by:

 .    multiplying the number of Accumulation Units for each subaccount times the
     Accumulation Unit Value;

 .    adding any Accumulation Value in the Fixed Account; and

 .    deducting policy debt, prorata annual administrative fees and any surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

     Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

Systematic Withdrawal Program

     Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one subaccount or the Fixed Account is $50. Systematic withdrawals can be started at anytime. We must receive written notification from you specifying the amount, frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken prorata from each subaccount. Surrender Charges will apply.

     Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page ____.)

     Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Qualified Contracts," page ___.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2 . The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. Numerous special tax rules apply to Contractowners whose Contracts are used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

Policy Loans in Qualified Deferred Annuity Contracts

     Policy loans are allowed on Qualified Deferred Annuity Contracts unless considered as taxable distributions under federal law. After the first year, you may borrow from us using the Qualified Contract as the security for the loan. Policy loans are subject to the following:

 .    Policy Loan Amount

     .    cannot be less than $2,500

     .    cannot exceed the lesser of:

          -  50% of Accumulation Value less surrender; or

          -  $50,000.00.

 .    Loan Interest

     .    charged daily, not to exceed 8% annual rate
     . due at the end of each Contract Year or when the policy loan is repaid, if earlier.
     . interest not paid when due will become part of the policy loan and will accrue interest charges.

 .         Effect of Policy Loans

     Accumulation Value equal to the policy loan will be transferred from the Separate Account and the Fixed Account to our General Account as security for the policy debt. Such amount will earn interest at an annual rate not less than 4.0% which will be credited at the end of the Contract Year. The Accumulation Value securing the policy debt will be allocated among the subaccounts and the Fixed Account in accordance with your instructions when the policy loan is requested. The minimum amount that can remain in a subaccount or the Fixed Account after a policy loan is $100. If you do not give us allocation instructions, or if your instructions conflict with this minimum requirement, the allocation will be prorata among the subaccounts and the Fixed Account. We will transfer Accumulation Value from the subaccounts and the Fixed Account to secure loan interest which is not paid in any Contract Year. (Refer to "Deduction of Fees" on page ___.)

     A policy loan will permanently affect the Accumulation Value of a Contract even if the policy loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the subaccount(s) selected by you (or by us if you do not make an allocation) is less or greater than the interest rate credited to the Accumulation Value held in the General Account to secure policy debt. In comparison to a Contract under which no policy loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the subaccount(s).

     We will allocate interest earned on amounts held in the General Account to the subaccounts and the Fixed Account on each Contract Anniversary in the same proportion that Purchase Payments are being allocated to those subaccounts and the Fixed Account. Upon repayment of policy debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision will be transferred to the Accumulation Value in that subaccount or the Fixed Account.

     We expect to fund policy loans within seven days after receipt of your written request in proper form. You can only have one loan outstanding at any time. Policy loans may have tax consequences. (See Federal Tax Matters, page ___.)

 .         Policy Debt

     The Contract will terminate and have no value if the amount of unpaid loans, plus accrued interest, ever equal or exceed the Accumulation Value less Surrender Charges. The effective date of termination will be 31 days after we have mailed notice of termination to your last known address and you have not paid policy debt at least equal to the excess over the surrender amount.

     If any death benefit proceeds or annuity benefits become due and payable when a policy loan is outstanding, we will reduce proceeds by the policy debt.

 .         Policy Loan Repayment

     . You must repay Policy loans, other than "Home Loans," on or before the fifth anniversary of the policy loan.

     . You must repay Policy loans in a lump sum payment or, at our discretion, in installments. All policy loan payments must be at least $10.00.

     . Policy debt, other than a "Home Loan," unpaid after the fifth anniversary of the policy loan will be deemed a distribution of the Contract proceeds. The Contract will be reduced by the amount of any such balance. (See "Taxation of Annuities in General" on page ___.)

     "Home Loan" means any policy loan for the purpose of acquiring, constructing, reconstructing or substantially rehabilitating a dwelling unit for use by you (as defined in Section 267(c) of the Internal Revenue Code) as a principal place of residence for a reasonable period of time. You may repay "Home Loans" over a period of time not to exceed 15 years, with level installment payments made not less frequently than quarterly.

     Policy loans are not allowed on Non-Qualified Deferred Annuity Contracts because of adverse tax consequences.

Death Benefit Before Annuity Date

     If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

 .    Accumulation Value less policy debt; or

 .    The minimum guaranteed death benefit less policy debt.

     We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

     (1) the Accumulation Value at the end of the preceding six Contract Year period; or

     (2) the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

     A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately before a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

     Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

     Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000 which is calculated by:

     . dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

     . multiplying such amount (.50) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

     Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600 which is calculated by

     . dividing the minimum guaranteed death benefit immediately before the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

     . multiplying such amount (.9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

     We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

     In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page ___. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period," on page ___.

DISTRIBUTIONS DURING THE ANNUITY PERIOD

     All or part of any amount payable at the Annuity Date for Deferred Annuity Contracts may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $2,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.

Election of Annuity Date and Form of Annuity

 .    Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

 .    Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after age 70 and annuity payments must begin not later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires.

     If you have not elected an Annuity Date, we may automatically begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page ___.)

     Once an Annuity Payment is made, the Annuity Option cannot be changed to another Annuity Option.

Allocation of Benefits

     Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

     In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

     No election can be made unless such election would produce an initial annuity payment of at least $20.

Annuity Options

     The following annuity options are available.

 .    Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 .    Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 .    Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

 .    Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 .    Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years not exceeding 20. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

 .    Option 6 - Equal Installment Payments, Fixed Amount - monthly installments
     (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

 .    Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

 .    Option 8 - IRC Age Recalculation - payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U. S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

 .    Other Annuity Forms - May be agreed upon.

Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, 6 or 8 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

Value of Variable Annuity Payments:
Assumed Investment Rates

     The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

     Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

     At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

Annuity Provisions

     We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

     We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

     Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever:
(1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

American National Insurance Company

     The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock

     We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

     We utilize systems that may be affected by Year 2000 transition issues. We rely on service providers, including the Eligible Portfolios, that may also be affected. We have developed and are implementing a Year 2000 transition plan and are confirming that our service providers are doing the same. We do not believe you will experience any negative effects under the Contract as a result of Year 2000 transition issues.

     Obligations under the Contracts are our obligations.

The Separate Account

     We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us . We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently fourteen subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

     Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

     The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

     The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

The Funds

     Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 .    The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

     .    AN Money Market Portfolio.... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

     .    AN Growth Portfolio....  seeks to achieve capital appreciation.

     .    AN Balanced Portfolio.... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

     .    AN Managed Portfolio.... seeks to achieve growth of capital and/or current income.

     Securities Management and Research, Inc. ("SM&R") is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 .    The Fidelity Funds - currently have the following series or portfolios, each of which is an Eligible Portfolio:

     . VIP II Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests in U. S. dollar-denominated investment-grade bonds. The portfolio is managed to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

     . VIP Equity Income Portfolio ... seeks reasonable income, while also considering the potential for capital appreciation. The portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P 500. The portfolio normally invests at least 65% of its total assets in income-producing equity securities. It may also invest in other types of equity securities and debt securities, including lower-quality debt securities.

     . VIP High Income Portfolio ... seeks a high level of current income while also considering growth of capital. The portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions on resale to the general public. The portfolio may also invest in non-income producing securities, including defaulted securities and common stocks. The portfolio currently intends to limit common stocks to 10% of the portfolio's assets.

     . VIP Growth Portfolio ... seeks capital appreciation. The portfolio normally invests primarily in common stocks, of companies believed to have above-average growth potential.

     . VIP Overseas Portfolio ... seeks long term growth of capital. The portfolio normally invests at least 65% of its total assets in foreign securities, primarily common stocks. The portfolio normally diversifies its investments across different countries and regions.

     . VIP Money Market Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio will invest in U.S. dollar denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

     . VIP II Asset Manager Portfolio ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

     . VIP II Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks the achieve a 98% or better correlation between its total return and the total return of the index.

     . VIP II Contrafund Portfolio ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

     . VIP II Asset Manager: Growth Portfolio ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

     .    VIP III Growth Opportunities Portfolio.... seeks to provide capital growth. The portfolio normally invests its assets primarily in common stocks. The portfolio may also invest in other types of securities, including bonds which may be lower-quality debt securities.

     .    VIP III Growth and Income Portfolio.... seeks high total return through a combination of current income and capital appreciation. The portfolio normally invests a majority of its assets in common stocks with a focus on those that pay dividends and show potential for capital appreciation. It may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

     .    VIP III Balanced Portfolio.... seeks both income and growth of capital. The portfolio maintains a balance between stocks and bonds, but will always invest at least 25% of the fund's total assets in fixed-income senior securities, including debt securities and preferred stock.

     .    VIP III Mid-Cap Growth Portfolio.... seeks long-term growth of capital. The portfolio normally invests primarily in common stocks. At least 65% of the portfolio's total assets will be invested in securities of companies with medium market capitalizations.

     The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

 .    The T. Rowe Price Funds  - currently have ______ series or portfolios, ____
     of which are Eligible Portfolios:

     .    T. Rowe Price Equity Income Portfolio... . seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

     .    T. Rowe Price Mid-Cap Growth Portfolio... . seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U. S. common stocks.

     . T. Rowe Price International Stock Portfolio...seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

     T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

     The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

     We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

     The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

Changes in Investment Options

     We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or
appropriate.    In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

     If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

     Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See Transfers Before Annuity Date, page ___.)

     We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

     Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our

General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

     The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

Taxation of Annuities in General

     If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you take out a policy loan under a Contract, assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

     Corporations, partnerships, trusts and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contractowner should discuss these with a tax adviser. The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income). The following discussion applies to Contracts owned by natural persons.

Withdrawals

     If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

     For all distributions from Non-Qualified Contracts there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

     .    made after the taxpayer reaches age 59 1/2;

     .    made as a result of the death of the Contractowner;

     .    made under the Immediate Annuity;

     .    attributable to the taxpayer becoming disabled; or

     . made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

      For annuity payments, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed (although the tax consequences may vary depending on the annuity payment method elected).

     . For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

     . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

     Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

     (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

     (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

     A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

     In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

     Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

     All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts and interpreting aggregation requirements). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

Exchanges

     Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

     Qualified Contracts are designed for retirement plans that are meant to qualify for special income tax treatment under Sections 401(a), 403(b), 408,
(408A) or 457 of the Code. You must satisfy certain requirements when you purchase a Qualified Contract and when you receive distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

     The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

     .    contributions made in excess of specified limits;

     . distributions received prior to age 59 1/2 (subject to certain exceptions);

     . distributions that do not conform to specified commencement and minimum distribution rules;

     .    aggregate distributions in excess of a specified annual amount; and

     .    contributions or distributions made in other circumstances.

     The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions and other transactions with
respect to a Qualified Contract comply with applicable law.   If you are
considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

     Distributions from Qualified Contracts

     Annuity payments under Qualified Contracts generally are taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the Accumulation Value. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions could be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

     For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities
(IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

     Corporate and Self-Employed Pension and Profit Sharing Plans

     Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

     Tax Sheltered Annuities

     Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship:

     (a) elective contributions made in years beginning after December 31, 1988:

     (b)  earnings on those contributions; and

     (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     Individual Retirement Annuities

     Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     [Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.]

     Deferred Compensation Plans

     Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

All Contracts

     As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contractowner or recipient of a distribution. A tax adviser should be consulted for further information.

PERFORMANCE

     Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

     Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

     A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

     Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

     The VIP Money Market subaccount and the AN Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF THE CONTRACTS

     Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contracts. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

     SM&R's registered representatives selling Contracts receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

     Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contracts under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

     The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1998 and 1997 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

     A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the '33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contracts offered hereby. Statements contained in this Prospectus as to the terms of the Contracts and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page

The Contract

Valuation of Accumulation Units

Computation of Variable Annuity Payments

Annuity Unit Value

Summary

Exceptions to Charges

Termination of Contract

Group Unallocated Contract

Additional Federal Tax Matters

Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code)

Taxation of American National

Tax Status of the Contracts

Diversification Requirement

Required Distributions

Assignment

Distribution of the Contracts

Records and Reports

Performance

Total Return

Yields

State Law Differences

Separate Account

Termination of Participating Agreements

Financial Statements

Financials

                                  -INVE$TRAC
                                     GOLD
                          VARIABLE ANNUITY CONTRACTS
                                   Issued by
                      AMERICAN NATIONAL INSURANCE COMPANY
                         HOME OFFICE - One Moody Plaza
                          Galveston, Texas 77550-7999
                                1-800-306-2959

                              P R O S P E C T U S
                                  May 1, 1999


This prospectus describes a group unallocated variable annuity contract.

You can allocate contract value to American National Variable Annuity Separate Account, which reflects the investment performance of mutual fund portfolios selected by you, our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

 .  American National Fund              .  Fidelity Funds

   .  Growth Portfolio                    .  Equity Income Portfolio

   .  Managed Portfolio                   .  High Income Portfolio

   .  Balanced Portfolio                  .  Growth Portfolio

   .  Money Market Portfolio              .  Overseas Portfolio

                                          .  Money Market Portfolio

                                          .  Investment Grade Bond Portfolio

                                          .  Asset Manager Portfolio

                                          .  Index 500 Portfolio

                                          .  Contrafund Portfolio

                                          .  Asset Manager: Growth Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page _____ of this prospectus.

This prospectus is valid only when accompanied by current prospectuses or prospectus profiles for the American National Fund and the Fidelity Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

    Please Read This Prospectus Carefully and Keep It For Future Reference

TABLE OF CONTENTS

                                                                            Page

Glossary

Introduction

 What is the Purpose of the Contract?

 What are the Investment Options?

 How Do I Purchase a Contract?

 How Do I Allocate Purchase Payments?

 Can I Transfer Amounts Between

 the Investment Alternatives?

 Can I Make Withdrawals?

 Is An Annuity Available?

 What are the Charges and Deductions

 Under the Contract?

 What are the Tax Consequences Associated

  With the Contract?

 If I Have Questions, Where Can I Go?

Contractowner Transaction Expenses

 Sales Load as a percentage of Purchase Payments

 Deferred Sales Load ("Surrender Charges")

Accumulation Unit Values

Contract

 Type of Contract

 Contract Application and Purchase Payments

 Allocation of Purchase Payments

 Crediting of Accumulation Units

 Determining Accumulation Unit Values

 Transfers

Charges and Deductions

 Surrender Charge

 Other Charges

 Deduction of Fees

 Exceptions to Charges

Distributions Under the Contract

 Surrenders

Annuity Payments

 Annuity Options

 Annuity Provisions

The Company, Separate Account, Funds and Fixed Account

 American National Insurance Company

 The Separate Account

 The Funds

 Changes in Investment Options

Fixed Account

Federal Tax Matters

 Introduction

 Tax Status of the Contracts

 Taxation of Annuities in General

 Withdrawals

 Penalty Tax

 Annuity Payments

 Taxation of Death Benefit Proceeds

 Transfers or Assignments of a Contract

 Withholding

 Multiple Contracts

 Exchanges

 Taxation of Qualified Contracts

 Possible Changes in Taxation

 All Contracts

Performance

Distributor of the Contracts

Legal Matters

Legal Proceedings

Experts

Additional Information

Financial Statements

Table of Contents of Statement of Additional Information


GLOSSARY

Accumulation Period               The time between the date Accumulation Units
                                  are first purchased by us and the date the Contract is surrendered.

Accumulation Unit                 A unit used by us to calculate a Contract's
                                  value during the Accumulation Period.

Accumulation Value                The sum of (1) the value of your Accumulation
                                  Units and (2) value in the Fixed Account.

American National Fund            American National Investment Accounts, Inc.

Company ("we", "our" or "us" )    American National Insurance Company

Contract                          The contract described in this Prospectus.

Contractowner ("You")             Unless changed by notice to us, the
                                  Contractowner is the entity stated in the application.

Contract Anniversary              An anniversary of the date the Contract was
                                  issued.

Contract Year                     A one-year period commencing on either the
                                  date of issue or a Contract Anniversary.

Deferred Annuity Contract         A Contract in which annuity payments commence
                                  at some future date.

Eligible Portfolio                A Portfolio which corresponds to a
                                  subaccount.

Fidelity Funds                    Variable Insurance Products Fund and Variable
                                  Insurance Products Fund II.

Fixed Account                     A part of our General Account which will
                                  accumulate interest at a fixed rate.

General Account                   All of our assets except those segregated in
                                  separate accounts.

Group Unallocated Contract        A contract in which all Accumulation Units are
                                  credited to one accumulation account.

Non-Qualified Contract            A Contract issued in connection with a
                                  retirement plan that does not receive
                                  favorable tax treatment under the Internal
                                  Revenue Code.

Plan A document or agreement defining retirement or other benefits and those eligible to receive them. A Plan is not a part of a Contract and we are not a party to a Plan.

Portfolio                         A series of a mutual fund designed to meet
                                  specified investment objectives.

Purchase Payment                  A payment made to us less any premium tax
                                  charges.

Qualified Contract                A Contract issued in connection with a
                                  retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date                    The close of business on each day the New York
                                  Stock Exchange is open for regular trading.

Valuation Period                  The period between Valuation Dates.

INTRODUCTION

What is the Purpose of the Contract?

     The Contract allows the accumulation of funds, on a tax-deferred basis, at rates that reflect the performance of investments you choose.

What are the Investment Options?

     You can invest Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .    AN Money Market                      .    VIP Money Market

 .    AN Growth                            .    VIP Equity-Income

 .    AN Balanced                          .    VIP High Income

 .    AN Managed                           .    VIP Growth

 .    VIP II Investment Grade Bond         .    VIP Overseas

 .    VIP II Asset Manager                 .    VIP II Contrafund

 .    VIP II Index 500                     .    VIP II Asset Manager: Growth

Each such subaccount and corresponding Eligible Portfolio has its own investment objective (See "The Funds" at page ____). There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Contract value.

     You can also invest in our Fixed Account.

How Do I Purchase a Contract?

     You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. You must make at least a $2,000 minimum initial Purchase Payment and at least $100 subsequent Purchase Payments. We may change these amounts.

     Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

     For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page _____.)

     The contract is not available in some states. You should rely only on the information contained in this prospectus or to which you have been referred. We have not authorized anyone to provide you with information that is different.

How Do I Allocate Purchase Payments?

     You can allocate Purchase Payments among the 21 currently available subaccounts and the Fixed Account. You cannot allocate less than 10% of a Purchase Payment to any one investment option.

Can I Transfer Amounts Between the Investment Alternatives?

     You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account are limited. (See "Transfers" on page ____ for additional limitations.)

     The first twelve transfers each Contract Year among the subaccounts or to the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee.

     You should periodically review allocations among the subaccounts and the Fixed Account to make sure they fit the current situation and financial goals.

     You can make allocation changes in writing or by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we follow those procedures, we will not be liable for losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those procedures.

Can I Make Withdrawals?

     By written request to us, you can withdraw all or part of the Accumulation Value at any time. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. Such withdrawal may also be subject to Plan restrictions.

Is An Annuity Available?

     You can select from a number of annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments

 .    for the life of a Plan Participant

 .    for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

 .    made jointly to a Plan Participant and another named individual with a right of survivorship.

(See Annuity Options, page ____).

What are the Charges and Deductions Under the Contract?

     We do not currently deduct a sales charge when you purchase a Contract. We may deduct a surrender charge up to 4% of Purchase Payments withdrawn. We also charge a daily administrative asset fee. Such expense charge equals, on an annual basis, 0.10% of the Contract's daily Accumulation Value.

     We charge a daily amount equal, on an annual basis, to 0.85% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay expenses.

     Additional charges may be made by us for premium taxes when incurred.

What are the Tax Consequences Associated With the Contract?

     You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a deferred Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

     Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

     You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I Have Questions, Where Can I Go?

     If you or the plan administrator have any questions about the Contract, you or the plan administrator can contact your registered representative or write or call us.

CONTRACTOWNER TRANSACTION EXPENSES

     The following table summarizes the charges we will make. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions" on page ____.

Sales Load as a percentage of Purchase Payments...   0%

Deferred Sales Load ("Surrender Charge")

Contract Years                               Applicable Surrender Charge
                                          as a Percentage of Each Withdrawal
   1......................................             4.0
   2......................................             3.5
   3......................................             3.0
   4......................................             2.5
   5......................................             2.0
   6......................................             1.5
   7......................................             1.0
   8 and thereafter.......................             0.0

Exchange Fee                                $10.
(there is no exchange fee for
the first twelve transfers)
Annual Contract Fee                         $ 0.
Separate Account Annual Expenses
(as a percent of average net assets)
Mortality Risk Fee                          0.40%

Expense Risk Fee                           0.45%
Administrative Asset Fee                   0.10%
Total Separate Account Annual Expense      0.95%

AN Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after expense
reimbursement                         * ** 0.14%
Other Expense                              0.73%
Total AN Money Market Portfolio
  Annual Expense                           0.87%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.23%.

AN Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement   * ** 0.28%
Other Expenses                             0.59%
Total AN Growth Portfolio Annual Expenses  0.87%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.09%.

AN Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement   * ** 0.10%
Other Expenses                             0.80%
Total AN Balanced Portfolio
  Annual Expenses                          0.90%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.30%.

AN Managed Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement   * ** 0.33%
Other Expenses                             0.60%
Total AN Managed Portfolio
  Annual Expenses                          0.93%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.10%.
** Under its Administrative Service Agreement with the Fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the Fund effective May 1, 1994 until April 30, 1999, pursuant to which SM&R has agreed to reimburse the AN Money Market Portfolio and the AN Growth Portfolio for expenses in excess of .87%; the AN Balanced Portfolio for expenses in excess of .90% and the AN Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

VIP II Investment Grade Bond
 Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.44%
Other Expenses                             0.14%
Total VIP II Investment Grade Bond
  Portfolio Annual Expenses                0.58%

VIP II Asset Manager Portfolio
  Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.55%
Other Expenses                             0.10%
Total VIP II Asset Manager Portfolio
  Annual Expenses after reduction         *0.65%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.55%, 0.20% and 0.75%, respectively.

VIP II Index 500 Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.24%
Other Expenses                             0.04%
Total VIP II Index 500 Portfolio
  Annual Expenses                          0.28%

VIP Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.21%
Other Expenses                             0.10%
Total VIP Money Market Portfolio
  Annual Expenses                          0.31%

VIP Equity-Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.50%
Other Expenses                             0.08%
Total VIP Equity-Income Portfolio
  Annual Expenses after reduction         *0.58%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.50%, 0.18% and 0.68%, respectively.

VIP High Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.59%
Other Expenses                             0.12%
Total VIP High Income Portfolio
Annual Expenses after reduction           *0.71%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.59%, 0.22% and 0.81%, respectively.

VIP Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.60%
Other Expenses                             0.09%
Total VIP Growth Portfolio
  Annual Expenses after reduction         *0.69%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.60%, 0.19% and 0.79%, respectively.

VIP Overseas Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                            0.75%
Other Expenses                             0.17%
Total VIP Overseas Portfolio
  Annual Expenses after reduction         *0.92%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.75%, 0.27% and 1.02%, respectively.

VIP II Contrafund Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.60%
Other Expenses                               0.11%
Total VIP II Contrafund Portfolio
  Annual Expenses after reduction           *0.71%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.60%, 0.21% and 0.81%, respectively.

VIP II Asset Manager: Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                              0.60%
Other Expenses                               0.17%
Total VIP II Asset Manager:
  Growth Portfolio Annual Expenses
   after reduction                          *0.77%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.60%, 0.27% and 0.87%, respectively.

Example:  Group Unallocated Contract

If you surrender your Group Unallocated Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5      10
Fund                                              Year   Years   Years   Years
AN Money Market Portfolio                          $58    $ 89    $121    $214
AN Growth Portfolio                                $58      89     121     214
AN Balanced Portfolio                              $59      90     123     217
AN Managed Portfolio                               $59      91     124     220
VIP II Investment
  Grade Bond Portfolio                             $56      80     106     182
VIP II Asset Manager
  Portfolio                                        $57      85     115     200
VIP II Index 500 Portfolio                         $53      71      91     149
VIP Money Market Portfolio                         $53      72      92     151
VIP Equity-Income Portfolio                        $56      80     106     182
VIP High Income Portfolio                          $57      84     113     197
VIP  Growth Portfolio                              $57      84     112     194
VIP Overseas Portfolio                             $59      91     124     220
VIP II Contrafund Portfolio                        $57      85     115     200
VIP II Asset Manager:
  Growth Portfolio                                 $58      89     121     214

If you do not surrender your Group Unallocated Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5      10
Fund                                              Year   Years   Years   Years
AN Money Market Portfolio                          $18      57      99     214
AN Growth Portfolio                                $18      57      99     214
AN Balanced Portfolio                              $19      58     100     217
AN Managed Portfolio                               $19      59     102     220
VIP II Investment Grade Bond Portfolio             $16      48      83     182

VIP II Asset Manager Portfolio                     $17     53     92    200
VIP II Index 500 Portfolio                         $13     39     68    149
VIP Money Market Portfolio                         $13     40     69    151
VIP Equity-Income Portfolio                        $16     48     83    182
VIP High Income Portfolio                          $17     52     90    197
VIP Growth Portfolio                               $17     52     89    194
VIP Overseas Portfolio                             $19     59    102    220
VIP II Contrafund Portfolio                        $17     53     92    200
VIP II Asset Manager:
  Growth Portfolio                                 $18     57     99    214

     You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

     The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

ACCUMULATION UNIT VALUES

     The value of an Accumulation Unit outstanding throughout the period and the number of Accumulation Units outstanding for each subaccount are shown below.


                                                         YEAR ENDED DECEMBER 31,
                                                       1997          1996      1995
AN Growth Portfolio
Accumulation unit value at beginning of period      $    1.558   $    1.343/b/$     --
Accumulation unit value at end of period            $    1.968   $    1.558   $     --
Number of accumulation units outstanding at
  end of period                                         17,443       14,363         --

AN Money Market Portfolio
Accumulation unit value at beginning of period      $    1.387   $    1.053/c/$     --
Accumulation unit value at end of period            $    1.101   $    1.387   $     --
Number of accumulation units outstanding at
  end of period                                             --           71         --

AN Balanced Portfolio
Accumulation unit value at beginning of period      $    1.369   $    1.184/b/$     --
Accumulation unit value at end of period            $    1.504   $    1.369   $     --
Number of accumulation units outstanding at
  end of period                                          3,587        3,330         --

AN Managed Portfolio
Accumulation unit value at beginning of period      $    2.466   $    1.353/b/$     --
Accumulation unit value at end of period            $    1.903   $    2.466   $     --
Number of accumulation units outstanding at
  end of period                                            465        1,498         --

Fidelity VIP II Investment Grade Bond
Accumulation unit value at beginning of period      $    1.185   $    1.121/b/$     --
Accumulation unit value at end of period            $    1.283   $    1.185   $     --
Number of accumulation units outstanding at
  end of period                                         13,768       17,859         --

Fidelity VIP II Asset Manager
Accumulation unit value at beginning of period      $    1.318   $    1.149   $  0.990
Accumulation unit value at end of period            $    1.583   $    1.318   $  1.149
Number of accumulation units outstanding at
  end of period                                         78,051       42,474     41,926

Fidelity VIP II Index 500
Accumulation unit value at beginning of period      $    1.777   $    1.486/b/$     --
Accumulation unit value at end of period            $    2.487   $    1.777   $     --
Number of accumulation units outstanding at
  end of period                                         11,675        6,327         --

Fidelity VIP Money Market
Accumulation unit value at beginning of period      $    1.109   $    1.066/a/$     --
Accumulation unit value at end of period            $    1.196   $    1.109   $     --
Number of accumulation units outstanding at
  end of period                                         10,040        8,304         --

Fidelity VIP Equity Income Fund
Accumulation unit value at beginning of period      $    1.535   $    1.338   $  1.000
Accumulation unit value at end of period            $    1.980   $    1.535   $  1.338
Number of accumulation units outstanding at
  end of period                                         77,128       47,017     39,570

Fidelity VIP High Income Fund
Accumulation unit value at beginning of period      $    1.415   $    1.260/b/$     --
Accumulation unit value at end of period            $    1.635   $    1.415   $     --
Number of accumulation units outstanding at
  end of period                                          8,122        8,006         --

Fidelity VIP Growth
Accumulation unit value at beginning of period      $    1.587   $    1.462/b/$     --
Accumulation unit value at end of period            $    1.994   $    1.587   $     --
Number of accumulation units outstanding at
  end of period                                         28,010       20,557         --

Fidelity VIP Overseas
Accumulation unit value at beginning of period      $    1.196   $    1.061   $  0.970
Accumulation unit value at end of period            $    1.319   $    1.196   $  1.061
Number of accumulation units outstanding at
  end of period                                         43,013       25,842     21,832

Fidelity VIP II Contra Fund
Accumulation unit value at beginning of period      $    1.455   $    1.213/b/
Accumulation unit value at end of period            $    1.757   $    1.455
Number of accumulation units outstanding at
  end of period                                          9,016        4,605

Fidelity VIPII Asset Manager Growth
Accumulation unit value at beginning of period      $    1.222   $    1.102/b/
Accumulation unit value at end of period            $    1.503   $    1.222
Number of accumulation units outstanding at
  end of period                                          9,295        7,234

/a/  June 10, 1996 (the first date the subaccount received a transfer or had a purchase payment allocated)
/b/  June 25, 1996 (the first date the subaccount received a transfer or had a purchase payment allocated)
/c/  July 30, 1996 (the first date the subaccount received a transfer or had a purchase payment allocated)

CONTRACT

Type of Contract

     This Prospectus offers a group unallocated variable annuity contract, which is a form of Deferred Annuity Contract.

Contract Application and Purchase Payments

     To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page ____.) If the application cannot be processed within five days after receipt, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

     You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. The "free look" period is not based on the date a Plan Participant receives a Contract. Therefore, the "free look" period may have expired before a Plan Participant makes his or her initial contribution to a Plan.

     We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the VIP Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

Allocation of Purchase Payments

     After the "free look" period, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Crediting of Accumulation Units

     Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as the Contractowner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to subaccount by the Accumulation Unit value for that subaccount completed following such allocation.

    Purchase Payments are not credited until the Contractowner forwards such contribution to us.

Determining Accumulation Unit Values

     The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. Accumulation Unit value is calculated on each Valuation Date by:

 .    multiplying the per share net asset value of the corresponding Eligible
     Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 .    subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

 .    dividing by the number of units held in the subaccount on the Valuation
     Date, before the purchase or redemption of any units on that date.

     We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

Transfers

     You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 .    Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

 .    A subaccount must have a balance of at least $100 after a transfer.

 .    Only one transfer from the Fixed Account can be made, and such transfer must be made during the first thirty (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or
     (2) $1,000.

 .    The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See Exchange Fee, page ____.)

     We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

     We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page ____.

CHARGES AND DEDUCTIONS

Surrender Charge

     Since no sales charge is deducted from Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts. (See "Deferred Sales Load (`Surrender Charge')" on page ____).

Other Charges

     The Contract is subject to certain other charges:

 .    Administrative Charges

     .    An administrative asset fee charged daily at an annual rate of 0.10%.

     This fee is designed to reimburse us for the cost of administration and is not intended to produce a profit.

 .    Premium Taxes

     Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 .    Mortality and Expense Risk Fee

Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to continue annuity payments under life contingent annuity options determined in accordance with the annuity tables and other provisions of the Contract, to the Plan Participant or other payee for life. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

          For our promises to accept these risks, a 0.85% per annum Mortality and Expense Risk Fee will be assessed daily against the Separate Account. We could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred.

 .         Charges for Taxes

     None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .         Exchange Fee

     A $10.00 exchange fee is charged for transfers among the subaccounts and to the Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. There is no charge for the one transfer from the Fixed Account permitted each Contract Year.

Deduction of Fees

     Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

Exceptions to Charges

     We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses.

DISTRIBUTIONS UNDER THE CONTRACT

Surrenders

     If permitted by the Plan for which the Contract was purchased, the Contractowner may surrender the Contract, in whole or in part, subject to the following limitations:

 .    If a partial surrender would leave less than $250 Accumulation Value, the
     Contract must be fully surrendered.

 .    A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account.
     Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

     The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

     Accumulation Value available for full or partial surrenders can be determined by:

 .    multiplying the number of Accumulation Units for each subaccount times the
     Accumulation Unit value

 .    adding any Accumulation Value in the Fixed Account; and

 .    deducting prorata annual administrative fees and any surrender charge

     We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

     Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

ANNUITY PAYMENTS

     The Contractowner can apply all or part of the Accumulation Value to any of the annuity options described below. Such Accumulation Value will be transferred to the Fixed Account and annuity payments will be based upon the annuity option selected. Payments will be to the Plan Participant designated by the Contractowner.

Annuity Options

     The following annuity options are available to Contractowners. The Plans will specify which of these options are available to individual Plan Participants.

 .    Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 .    Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 .    Option 3 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 .    Option 4 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts. Any amount remaining under Option 4 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first three Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

 .    Option 5 - IRC Age Recalculation - payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U.S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

 .    Other Annuity Forms - May be agreed upon.

     If a beneficiary dies while receiving annuity payments certain under Option 2, 3 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

Annuity Provisions

      We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Plan Participant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

     Payment of surrender amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

American National Insurance Company

     The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

     We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

     We utilize systems that may be affected by Year 2000 transition issues. We rely on service providers, including the Eligible Portfolios, that may also be affected. We have developed and are implementing a Year 2000 transition plan and are confirming that our service providers are doing the same. We do not believe you will experience any negative effects under the Contract as a result of Year 2000 transition issues.

     Obligations under the Contract are our obligations.

The Separate Account

     We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently fourteen subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

     Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund and the Fidelity Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

     The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

     The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

The Funds

     Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund and the Fidelity Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 .    The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

     .    AN Money Market Portfolio.... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

     .    AN Growth Portfolio....  seeks to achieve capital appreciation.

     .    AN Balanced Portfolio.... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

     .    AN Managed Portfolio.... seeks to achieve growth of capital and/or current income.

     Securities Management and Research, Inc. ("SM&R") is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 .    The Fidelity Funds - currently have the following series or portfolios, each of which is an Eligible Portfolio:

     . VIP II Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests in U. S. dollar-denominated investment-grade bonds. The portfolio is managed to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

     . VIP Equity Income Portfolio ... seeks reasonable income, while also considering the potential for capital appreciation. The portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P 500. The portfolio normally invests at least 65% of its total assets in income-producing equity securities. It may also invest in other types of equity securities and debt securities, including lower-quality debt securities.

     . VIP High Income Portfolio ... seeks a high level of current income while also considering growth of capital. The portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions on resale to the general public. The portfolio may also invest in non-income producing securities, including defaulted securities and common stocks. The portfolio currently intends to limit common stocks to 10% of the portfolio's assets.

     . VIP Growth Portfolio ... seeks capital appreciation. The portfolio normally invests primarily in common stocks, of companies believed to have above-average growth potential.

     . VIP Overseas Portfolio ... seeks long term growth of capital. The portfolio normally invests at least 65% of its total assets in foreign securities, primarily common stocks. The portfolio normally diversifies its investments across different countries and regions.

     . VIP Money Market Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio will invest in U.S. dollar denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

     . VIP II Asset Manager Portfolio ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

     . VIP II Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks the achieve a 98% or better correlation between its total return and the total return of the index.

     . VIP II Contrafund Portfolio ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

     . VIP II Asset Manager: Growth Portfolio ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

     The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

     The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the American National Fund and the Fidelity Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

     We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

     The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

Changes in Investment Options

     We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

     If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

     You can allocate all or a portion of a Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers" on page ________).

     We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

     Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

Introduction

     The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which a Contractowner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

Taxation of Annuities in General

     Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership are not applicable to the Group Unallocated Contractowner. Certain provisions of Section 72 of the Code would apply if the Contractowner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

     The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contract, in order for the Contract to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contract in any way necessary to maintain compliance with these standards.

Qualified Contracts

     The Group Unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

     As a general rule, purchase payments made by or for participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contractowners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of distributing benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contractowner.

     Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

PERFORMANCE

     Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

     Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

     A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

     Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

     The VIP Money Market subaccount and the AN Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF THE CONTRACT

     Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

     SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 6.1% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

     Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

     The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1998 and 1997 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

     A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the '33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms reference, is made to such instruments as filed.

FINANCIAL STATEMENTS

     Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page

Page

The Contract

Valuation of Accumulation Units

Computation of Variable Annuity Payments

Annuity Unit Value

Summary

Exceptions to Charges

Termination of Contract

Group Unallocated Contract

Additional Federal Tax Matters

Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code)

Taxation of American National

Tax Status of the Contracts

Diversification Requirement

Required Distributions

Assignment

Distribution of the Contracts

Records and Reports

Performance

Total Return

Yields

State Law Differences

Separate Account

Termination of Participating Agreements

Financial Statements

Financials

                      American National Variable Annuity

                      Statement of Additional Information

                         relating to the Prospectuses
                             dated April 30, 1999

                                   Issued by
                      American National Insurance Company
                                One Moody Plaza
                          Galveston, Texas 77550-7999
                                1-800-306-2959

                              Investment Manager
                   Securities Management and Research, Inc.
                                One Moody Plaza
                          Galveston, Texas 77550-7999

                                   Custodian
                      American National Insurance Company
                                One Moody Plaza
                          Galveston, Texas 77550-7999

                                  Underwriter
                   Securities Management and Research, Inc.
                                One Moody Plaza
                          Galveston, Texas 77550-7999

                             Independent Auditors
                              Arthur Andersen LLP
                           711 Louisiana, Suite 1300
                           Houston, Texas 77002-2786


This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Prospectuses for the Contracts.

              American National Variable Annuity Separate Account
                      Statement of Additional Information
                                April 30, 1998

     This Statement of Additional Information expands upon subjects discussed in the current prospectuses for the Variable Annuity Contracts ("the Contracts") offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectuses dated April 30, 1999, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectuses for the Contracts are incorporated in this Statement.

TABLE OF CONTENTS
                                                            Page
The Contracts

Valuation of Accumulation Units

   Computation of Variable Annuity Payments

   Annuity Unit Value

   Summary

Exceptions to Charges

Termination of Contracts

Group Unallocated Contract

Additional Federal Tax Matters

   Limits on Subsequent Purchase Payments
   (Under the Internal Revenue Code)

   Taxation of American National

   Tax Status of the Contracts

   Diversification Requirement

   Required Distributions

   Assignment

Distribution of the Contracts

Records and Reports

Performance

   Total Return

   Yields

State Law Differences

Separate Account

Termination of Participating Agreements

Financial Statements

Financials

The Contracts

     The following provides additional information about the Contracts which supplements the description in the prospectus and which may be of interest to some Contractowners.

Valuation of Accumulation Units

     The Accumulation Unit Value for a subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.

Computation of Variable Annuity Payments

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to affect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table a (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the AIR) of 3.0% per annum.

     In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

     Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Eligible Portfolio.

     If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

Annuity Unit Value

The value of an annuity unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity at age 65: Life with 120 payments certain

1.   Annuity unit value, beginning of period                      $   .980000

2.   Net investment factor for Period                                1.001046

3.   Daily adjustment for 3.0% Assumed Investment Rate                .999919

4.   (2) x (3)                                                       1.000965

5.   Annuity unit value, end of period (1) x (4)                  $   .980946

Illustration: Annuity Payments

Annuity at age 65: Life with 120 payments certain

1.   Number of accumulation units at annuity date                   10,000.00

2.   Accumulation Unit value
     (10 days prior to date of first monthly payment)             $  1.800000

3.   Accumulation Value of Contract (1) x (2)                     $ 18,000.00

4.   First monthly annuity payment per
     $1,000 of Accumulation Value                                 $      5.63

5.   First monthly annuity payment (3) x (4) / 1,000              $    101.34

6.   Annuity Unit value
     (10 days prior to date of first monthly payment)             $   .980000

7.   Number of annuity units (5) / (6)                                103.408

8.   Assume annuity unit value for second month equal to          $   .997000

9.   Second monthly annuity payment (7) x (8)                     $    103.10

10.  Assume annuity unit value for third month equal to           $   .953000

11.  Third monthly annuity payment (7) x (10)                     $     98.55

Summary

     In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

                  $100 x  [1.01/(1.03)  /30/365/]  =   $100.75

     We have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

Exceptions To Charges

     The surrender charges or other administration charges or deductions may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where such sales result in savings of sales or administrative expenses. The entitlement to such a reduction in surrender charges or other charges or deductions will be determined by American National based on the following factors: (1) the size of the group; (2) the total amount of purchase payments to be received from a group; (3) the purpose for which the Contracts are being purchased; (4) the nature of the group for which the Contracts are being purchased; and (5) any other circumstances of which American National is not presently aware but that could result in reduced sales or administrative expenses.

     Directors, officers and bona fide full-time employees (and their spouses and minor children) of Securities Management and Research, Inc. and American National are permitted to purchase contracts with substantial reduction of surrender charges or other administrative charges or deductions. No sales commission will be paid on such contracts.

Termination of Contracts

     American National reserves the right to terminate any Group Unallocated Contract under the following circumstances:

          . the contract value is less than $2,000 after the end of the first contract year, or $5,000 after the end of the third contract year;

          . the Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code or

          .   for any reason after the eighth policy year.

American National may also terminate individual Contracts during the Accumulation Period if certain conditions exist. These conditions are that

          . no purchase payments have been received by American National for the Contract for three full years;

          .   the Accumulation Value of the Contract is less than $200; and

          . the value of the Contract allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees.

Termination of a Contract may have adverse tax consequences. (See the prospectus at "Federal Tax Matters," page 18.)

Group Unallocated Contracts

     Group Unallocated Contract is a contract between the Contractowner and American National. Individual accounts are not established for Plan Participants unless the one of the annuity payment options is selected.

Additional Federal Tax Matters

Limits On Subsequent Purchase Payments
(Under The Internal Revenue Code)

     The amount of subsequent Purchase Payments may be increased or decreased on any date, and submission of a Purchase Payment different from the previous Purchase Payment will automatically effect such an increase or decrease. However, U.S. Treasury Regulations currently permit only one change to a salary deduction agreement in any taxable year for contracts issued to qualify under
Section 403(b) of the Internal Revenue Code (the Code). Contracts issued under
Section 408(b) of the Code provide that the maximum Purchase Payments for each Participant for a taxable year shall be $2,000 or other such amount as may become permissible under amended laws. Contracts issued to qualify under Section 408(k) of the Code provide that the maximum annual Purchase Payment by an employer for each employee shall be the lesser of 25% of the employee's compensation or $30,000 or such other amount as may become permissible under amended law.

     Contracts issued to qualify under Section 457 of the Code provide that the maximum Purchase Payment in any taxable year shall be $7,500 for each Participant or such other amount as may become permissible under amended law. Such contracts further provide for an increase in Purchase Payments for one or more of the Participant's last three taxable years ending before normal retirement age in accordance with the provisions of the applicable Plan agreement.

     Purchase Payments pursuant to the salary deduction agreements to contracts issued under Section 403(b), 408(k), 401(k) or 457 of the Code that are in excess of $7,000 in a taxable year ($9,500 in the case of Section 403(b) contracts and the lesser of $7,000 or 1/3 of employee's compensation for 457) may be subject to adverse tax treatment.

Taxation of American National

     American National is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not an entity separate from American National and its operations form a part of American National, it will not be taxed separately as a "regulated investment company" under Subchapter M of the code. Investment income and realized net capital gains on Separate Account assets are reinvested and are taken into account in determining the contract values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, American National believes that the Separate Account's investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Contract.

Tax Status of the Contracts

     To comply with regulations under 817(h) of the Code, the investment of the Separate Account must be "adequately diversified" in order for the Contracts to qualify as annuity contracts under section 72 of the code. The Separate Account, through the underlying funds, intends to comply with the diversification requirements prescribed by the Treasury which affect how the Separate Account's assets may be invested. American National will monitor compliance with this requirement. Thus, American National believes that the Contracts will be treated as annuity contracts for federal tax purposes.

Diversification Requirement

     The Code requires that the investments underlying a separate account be "adequately diversified" in order for an annuity contract to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

     In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contractowners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions

     In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

     (1) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and

     (2) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

     These requirements are considered satisfied as to any portion of the Contractowner's interest that is (1) payable as annuity payments which begin within one year of the Contractowner's death, and (2) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

     If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

     Other rules may apply to Qualified Contracts.

Assignment

     The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

Distribution of the Contracts

     Subject to arrangements with American National, the Contracts are sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contracts. Under the Agreement, SM&R is to sell Contracts through registered representatives. In connection with these sales activities SM&R is responsible for:

          . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

          . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

          . training agents of American National for the sale of Contracts, and

          . forwarding all purchase payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement, however SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

     The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

Records and Reports

     Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

Performance

     Performance information for any Subaccount may be compared, in reports and advertising to:

          .   the Standard & Poor's 500 Composite Stock Price Index ("S & P
              500"),

          .   Dow Jones Industrial Average ("DJIA"),

          .   Donoghue's Money Market Institutional Averages,

          . other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or

          . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

     Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

          . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

          . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return

     Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

     Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

          P(1+T)/n/ = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

     In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

Yields

     Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses.
Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the FID Money Market Subaccount and the AN Money Market Subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the FID Money Market Subaccount and the AN Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula Effective Yield = [(Base Period Return +1)/365/7/] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

     A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

          Yield = 2[((a - b)/cd + 1)/6/-1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

State Law Differences

     Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.

Separate Account

     The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

     American National will redeem shares in the Eligible Portfolios as needed to:

          .   collect charges,

          .   pay the surrenders,

          .   secure Policy loans,

          .   provide benefits, or

          . transfer assets from one subaccount to another, or to the Fixed Account.

     Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

     The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

     American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

     If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

          .   operate the Separate Account as a management company,

          . de-register the Separate Account if registration is no longer required,

          .   combine the Separate Account with other separate accounts,

          . restrict or eliminate any voting rights associated with the Separate Account, or

          . transfer the assets of the Separate Account relating to the Contracts to another separate account.

     American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.

Termination of Participation Agreements

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

The Fidelity Funds

     All participation agreements for the Fidelity Funds provide for termination:

          .   upon sixty days advance written notice by any party;

          . by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

          . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

          . by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify;

          . by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

          . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

          . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

          . by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

          . upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

The T. Rowe Price Funds

     This participation agreement provides for termination:

          .   upon six months advance written notice by any party;

          . by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

          . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

          . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement;

          . by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

          . by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

          . by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

          . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

          . by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

          . by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

          . upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the
              T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

FINANCIAL STATEMENTS

     The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[financial statements to be added in subsequent amendment]

                            PART C ITEM AND CAPTION


Items 24. Financial Statements and Exhibits.

     (a)  Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                SCHEDULES sections of Statement of Additional Information

     (b)  Exhibits

     Exhibit "1" -       Copy of the resolutions of the Board of Directors of
                         the Depositor authorizing the establishment of the Registrant (previously filed on April 26, 1996 in
                         Registrant's Post-Effective Amendment No. 6)

     Exhibit "2" -       Not applicable

     Exhibit "3" -       Distribution and Administrative Services Agreement
                         (previously filed on April 26, 1996 in Registrant's
                         Post-Effective Amendment No. 6)

     Exhibit "4" -       Form of each variable annuity contract (previously
                         filed on April 26, 1996 in Registrant's Post-Effective
                         Amendment No. 6)

     Exhibit "5" -       Form of application used with any variable annuity
                         contract (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment No. 6)

     Exhibit "6a" -      Copy of the Articles of Incorporation of the Depositor
                         (previously filed on April 26, 1996 in Registrant's
                         Post-Effective Amendment No. 6)


     Exhibit "6b" -      Copy of the By-laws of the Depositor (previously filed
                         on April 26, 1996 in Registrant's Post-Effective
                         Amendment No. 6)

     Exhibit "7" -       Not applicable

     Exhibit "8a"        Form of American National Investment Account, Inc.
                         Participation Agreement (previously filed on April 26,
                         1996 in Registrant's Post-Effective Amendment No. 6)

     Exhibit "8b"        Form of Fidelity Investments' Variable Insurance
                         Products Fund Participation Agreement (previously filed on April 26, 1996 in Registrant's Post-Effective
                         Amendment No. 6)

     Exhibit "8c"        Form of Variable Insurance Products Fund II
                         Participation Agreement (previously filed on April 26,
                         1996 in Registrant's Post-Effective Amendment No. 6)

     Exhibit "9" -       An opinion of counsel and consent to its use as to the
                         legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (to be filed in a subsequent post-effective amendment)

     Exhibit "10" -      Consent of independent accountants (to be filed in
                         a subsequent post-effective amendment)

     Exhibit "11" -      Not applicable

     Exhibit "12" -      Not applicable

     Exhibit "13" -      Not applicable

     Exhibit "14" -      Control chart of Depositor (to be filed in a
                         subsequent post-effective amendment)

     Exhibit "27" -      Financial data schedule (to be filed in a subsequent
                         post-effective amendment

Item 25. Directors and Officers of the Depositor.

Directors

Name                          Business Address
-----------------------------------------------

G. Richard Ferdinandtsen      American National Insurance Company

                              One Moody Plaza

                              Galveston, Texas 77550


Irwin M. Herz, Jr.            Greer, Herz & Adams, L.L.P.

                              One Moody Plaza, 18th Floor

                              Galveston, Texas 77550


R. Eugene Lucas               Gal-Tex Hotel Corporation

                              2302 Postoffice, Suite 504

                              Galveston, Texas 77550


E. Douglas McLeod             The Moody Foundation

                              2302 Postoffice, Suite 704

                              Galveston, Texas 77550


Frances Anne Moody            7031 Inwood

                              Dallas, Texas 75209


Robert L. Moody               2302 Postoffice, Suite 702

                              Galveston, Texas 77550


Russell S. Moody              6016 Mount Bonnell Hollow

                              Austin, Texas 78731

W.L. Moody, IV                2302 Postoffice, Suite 502

                              Galveston, Texas 77550


Joe Max Taylor                Galveston County Sheriff's Department

                              715 19th Street

                              Galveston, Texas 77550


Officers


     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.


Name                Office
--------------------------

R.L. Moody          Chairman of the Board, President and Chief Executive Officer


G.R. Ferdinandtsen  Senior Executive Vice President and Chief Operating Officer


D.A. Behrens        Executive Vice President, Independent Marketing


R.A. Fruend         Executive Vice President, Director of Multiple Line
                    Marketing


B.J. Garrison       Executive Vice President, Director of Home Service Division


M.W. McCroskey *    Executive Vice President, Investments

J.E. Pozzi          Executive Vice President, Independent Marketing


R.J. Welch          Executive Vice President and Chief Actuary


C.H. Addison        Senior Vice President, Systems Planning and Computing


A.L. Amato, Jr.     Senior Vice President, Life Policy Administration


G.C. Langley        Senior Vice President, Human Resources


S.E. Pavlicek       Senior Vice President and Controller


S.H. Schouweiler    Senior Vice President, Health Insurance Operations


J.R. Thomason       Senior Vice President, Credit Insurance Services


G.W. Tolman         Senior Vice President, Corporate Affairs


V.E. Soler, Jr.     Vice President, Secretary & Treasurer


J.J. Antkowiak      Vice President, Director of Computing Services


D.M. Azur           Vice President, Claims


D. D. Brichler *    Vice President, Mortgage Loan Production


F.V. Broll, Jr.     Vice President & Actuary

W.F. Carlton        Vice President & Assistant Controller, Financial Reports


R.T. Crawford       Vice President & Assistant Controller, General Accounting


G.C. Crume          Vice President, Independent Marketing


D.A. Culp           Vice President, Independent Marketing


G.D. Dixon *        Vice President, Stocks


F.J. Gerren         Vice President, Independent Marketing


J.F. Grant, Jr.     Vice President, Group Actuary


R.D. Hemme          Vice President and Actuary


M.E. Hogan          Vice President, Credit Insurance Operations


C.J. Jones          Vice President, Health Underwriting & New Business


D.D. Judy           Vice President, Financial Marketing


Dr. H.B. Kelso, Jr. Vice President & Medical Director


G.W. Kirkham        Vice President, Director of Planning and Support


D.D. Lagrone        Vice President, Home Office Services

George A. Macke     Vice President, General Auditor


G.W. Marchand       Vice President, Life Underwriting


R.G. McCrary        Vice President, Application Development Division


D.N. McDaniel       Vice President, Home Service Administration


J.W. Pangburn       Independent Marketing


E.B. Pavelka        Vice President, Life Premium Accounting & Policy Service


W.T. Porter         Vice President, Chief Marketing Officer, Health Operations


R.A. Price          Vice President, Director of Training and Market Development


J.C. Shank          Vice President, Health Actuary


G.A. Sparks, Sr.    Vice President, Director of Field Services


W.H. Watson III     Vice President, Health Actuary


G.W. Williamson     Vice President, Assistant Director, Home Service Division


P. Barber           Asst. Vice President, Human Resources


S.F. Brast *        Asst. Vice President, Real Estate Manager

J.J. Cantu          Asst. Vice President and Illustration Actuary


J. R. Cramer        Asst. Vice President, Health Claims


J.D. Ferguson       Asst. Vice President, Creative Services


J.M. Flippin        Asst. Vice President; Director, Life Marketing


D.S. Fuentes        Asst. Vice President, Director of Group Claims


D.M. Jensen         Asst. Vice President, Director of Marketing


K.E. Johnston       Asst. Vice President, Asst. Director of Financial Marketing


K.J. Juneau         Asst. Vice President, Director, Agency Systems


P.E. Kennedy        Asst. Vice President, Human Resources


D. Knowles          Asst. Vice President, Director of Marketing/Agency Support


C.A. Kratz          Asst. Vice President, Human Resources


C.H. Lee            Asst. Vice President and Actuary


D.L. Leining        Asst. Vice President, Life Underwriting


M.S. Nimmons        Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer     Asst. Vice President, Director of Group Quality Assurance


M.C. Paetz          Asst. Vice President, Director of Group Underwriting


J.J. Rooney         Asst. Vice President, Group Legal/Audit


G.A. Schillaci      Asst. Vice President & Actuary


M.J. Soler          Asst. Vice President, Health Marketing Administration


C.E. Tipton         Asst. Vice President & Assistant Actuary


D.G. Trevino        Asst. Vice President, Director, Computing Services


J.A. Tyra           Asst. Vice President, Life Insurance Systems


M.L. Waugh, Jr.     Asst. Vice President, Claims


R.M. Williams       Life Product Actuary


J.E. Cernosek       Asst. Secretary


V.J. Krc            Asst. Treasurer


Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" - control chart of depositor (to be filed in a subsequent post-effective amendment)

Item 27. Number of Contractowners.

     As of March 31, 1999, the Registrant had ___ Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts, ___ Contractowners of the Single Premium Immediate Annuity Contracts, and ___ Contractowners of the Group Unallocated Annuity Contracts.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

  "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) SM&R Equity Funds consisting of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.; SM&R Investments, Inc. consisting of SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

Name                                Position           Principal Business Address
---------------------------------------------------------------------------------
Gordon D. Dixon               Director,               Securities Management
                              Senior Vice             and Research, Inc.
                              President               2450 South Shore Boulevard
                              and Chief               League City, Texas 77573
                              Investment
                              Officer

Robert A. Fruend, C.L.U.      Director                American National
                                                      Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

R. Eugene Lucas               Director                Gal-Tenn Hotel Corporation
                                                      504 Moody National Bank
                                                      Tower
                                                      Galveston, Texas 77550

Michael W. McCroskey          Director,               Securities Management
                              President               and Research, Inc.
                              and Chief               2450 South Shore Boulevard
                              Executive               League City, Texas 77573
                              Officer

Ronald J. Welch               Director                American National
                                                      Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

William J. Kearns, Jr.        Senior Vice President   Securities Management and Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

K. David Wheeler              Senior Vice President   Securities Management and Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

Teresa E. Axelson             Vice President and      Securities Management and
                              Secretary               Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573


Brenda T. Koelemay            Vice President,         Securities Management and
                              Chief Administrative    Research, Inc.
                              Officer and Chief       2450 South Shore Boulevard
                              Financial Officer       League City, Texas 77573

Emerson V. Unger              Vice President          Securities Management and Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

Sally F. Praker               Assistant Vice          Securities Management and
                              President               Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

Michele S. Lord               Assistant Vice          Securities Management and
                              President               Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

     (c) Not Applicable


Item 30. Location of Accounts and Records.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


          (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

          (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

          (iv)  Obtain from each plan participant who purchases a Section 403
                (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b)
                (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amended Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 25th day of February, 1999.


                                    AMERICAN NATIONAL VARIABLE ANNUITY
                                    SEPARATE ACCOUNT (Registrant)

                                    By:  AMERICAN NATIONAL INSURANCE COMPANY

                                         /s/ ROBERT L. MOODY
                                    By:  _________________________________

                                    Robert L. Moody, Chairman of the
                                    Board, President and Chief Executive Officer


                                    AMERICAN NATIONAL INSURANCE COMPANY
                                    (Sponsor)


                                         /s/ ROBERT L. MOODY
                                    By:  _________________________________

                                    Robert L. Moody, Chairman of the
                                    Board, President and Chief Executive Officer


ATTEST:

/s/ VINCENT E. SOLER, JR.
_______________________________
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                                   Date

/s/ MICHAEL W. MCCROSKEY
________________________      Executive Vice President -      February 25, 1999
Michael W. McCroskey          Investments
                              (Principal Financial Officer)


/s/ STEPHEN E. PAVLICEK
________________________      Senior Vice President and       February 25, 1999
Stephen E. Pavlicek           Controller
                              (Principal Accounting Officer)

Signature                     Title                                Date
---------                     -----                                ----

/s/ ROBERT L. MOODY
____________________________   Chairman of the Board,         February 25, 1999
Robert L. Moody                Director, President and Chief
                               Executive Officer


/s/ G. RICHARD FERDINANDTSEN
____________________________   Director, Senior Executive     February 25, 1999
G. Richard Ferdinandtsen       Vice President and Chief
                               Operating Officer


/s/ IRWIN M. HERZ, JR.
____________________________   Director                       February 25, 1999
Irwin M. Herz, Jr.


/s/ R. EUGENE LUCAS
_____________________________  Director                       February 25, 1999
R. Eugene Lucas



_____________________________  Director                            ------------
E. Douglas McLeod



_____________________________  Director                            ------------
Frances Anne Moody

________________________    Director                         -----------------
Russell S. Moody


/s/ W. L. MOODY IV
________________________    Director                         February 25, 1999
W. L. Moody IV



________________________    Director                          -----------------
Joe Max Taylor